BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated current and non-current product warranty liability
The following table summarizes the changes in the consolidated product warranty liability (in millions):

Balance as of December 31, 2017	$35.7
Accruals for warranties issued during the period	43.7
Changes in estimates	7.2
Settlements during the period	(46.1)
Foreign exchange effect/other	(0.7)
Balance as of December 31, 2018	39.8
Accruals for warranties issued during the period	41.1
Changes in estimates	13.4
Settlements during the period	(50.1)
Foreign exchange effect/other	3.3
Balance as of December 31, 2019	$47.5